Financial risk management and fair values (Tables)	12 Months Ended
Jun. 30, 2020
Financial risk management and fair values
Schedule of Contractual maturities of financial liabilities

The following are the contractual maturities of financial liabilities, which are based on contractual undiscounted cash flows and the earliest date the Group can be required to pay:

	June 30, 2019
	Carrying	Contractual
	amount	cash flows	1 year or less
Non-derivative financial instruments	RMB	RMB	RMB
Trade and other payables due to third parties	218,122	218,122	218,122
Other payables due to related parties	134,745	134,745	134,745

	June 30, 2020
	Carrying	Contractual				more than 5
	amount	cash flow	1 year or less	1-2 years	2-5 years	years
Non-derivative financial instruments	RMB	RMB	RMB	RMB	RMB	RMB
Trade and other payables due to third parties	264,870	264,870	264,870	—	—	—
Other payables due to related parties	136,045	136,045	136,045	—	—	—
Lease liabilities (Note 12(d))	20,502	27,356	2,687	3,442	7,999	13,228